Schedule of Equipment (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Cost	$ 183,737	$ 201,004
Accumulated depreciation	156,527	171,770
Net book Value	27,210	29,234
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	176,986	184,487
Accumulated depreciation	153,068	160,219
Net book Value	23,918	24,268
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Cost	6,751	16,517
Accumulated depreciation	3,459	11,551
Net book Value	$ 3,292	$ 4,966